INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 31: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2012	2013	2014
	(EUR in millions)

Income / (loss) before income tax domestic	(3,041)	(664)	(2,672)
Income / (loss) before income tax foreign	693	900	313
	(2,348)	236	(2,359)

The significant components of the income tax/(expense) for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014
	(EUR in millions)
Income tax (expense):
Current tax expense domestic	(34)	(31)	11
Current tax expense foreign	(171)	(102)	(96)
Deferred tax (expense)/benefit domestic	(19)	51	(63)
Deferred tax (expense)/benefit foreign	55	(85)	34
Total income tax (expense)	(169)	(167)	(114)
The allocation of income before income tax between domestic and foreign is presented in Note 39.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2012	2013	2014
	(EUR in millions)
Income tax calculated based on statutory income tax rate of 26% (2012: 20%, 2013: 26%)	(470)	61	(613)
Effect of tax exempt income	(58)	(160)	(171)
Effect of different tax rates in other countries	(21)	(37)	(33)
Non deductible expenses	51	50	52
Statutory revaluation of fixed assets	(10)	11	-
Effect of change in income tax rate	-	(1,069)	-
Valuation allowance for deferred tax assets	658	1,297	918
Non-offsettable income taxes with current year income taxes	14	1	2
Income tax audit settlement	6	(7)	-
Other	(1)	20	(41)
Income tax expense / (benefit)	169	167	114

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2013	2014

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	1,299	1,825
Mark to market valuation of securities and derivatives	597	562
Pension and other post retirement benefits	92	105
Insurance reserves	143	71
Revaluation of land and buildings	168	169
Intangibles recognized upon acquisition and other assets	1	1
Tax free reserves	11	-
Tax loss carried forward	490	1,033
Other	302	300
PSI tax losses	2,303	2,221
Gross deferred tax assets	5,406	6,287
Deferred tax assets / liabilities for netting	(79)	(90)
Net deferred tax assets	5,327	6,197
Valuation allowance for deferred tax assets	(5,085)	(6,003)
Net deferred tax assets after valuation allowance	242	194

Deferred Tax Liabilities:
Allowance for loan losses	(32)	(16)
Mark to market valuation of securities and derivatives	(20)	(36)
Insurance reserves	-	(1)
Revaluation of land and buildings	(1)	(1)
Intangibles recognized upon acquisition and other assets	(32)	(31)
Tax free reserves	(94)	(17)
Other	(21)	(21)
Gross deferred tax liabilities	(200)	(123)
Deferred tax liabilities / assets for netting	79	90
Net deferred tax liabilities	(121)	(33)

Reconciliation of the movement of valuation allowance for deferred tax assets:	2013	2014

	(EUR in millions)
Opening balance	3,788	5,085
Charge for the period	1,297	918
Closing balance	5,085	6,003

(EUR in
Year	millions)
2015	755
2016	21
2017	847
2018	175
2019	2,255
2020	16
2021	16
Unlimited	8
Total	4,093

Reconciliation of the Change in Unrecognized Tax Benefits
	2012	2013	2014

	(EUR in millions)
Balance, at beginning of year	11	10	3
Reductions related to positions taken during prior years	(1)	(7)	-
Balance, at end of year	10	3	3

Company	Open tax years
National Bank of Greece S.A.	2013-2014
NBG London Branch (United Kingdom)	2012-2014
Finansbank A.S. (Turkey)	2010-2014
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2014
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2009-2014
Banca Romaneasca S.A. (Romania)	2009-2014
NBG Securities S.A. (Greece)	2009-2010 & 2013-2014
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2010 & 2013-2014
Ethniki Leasing S.A. (Greece)	2010 & 2013-2014
Ethniki Hellenic General Insurance S.A. (Greece)	2010 & 2013-2014